Stock-Based Compensation - 2012 Equity Replacement Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	May 04, 2013	Feb. 02, 2013	Nov. 07, 2012	May 20, 2013 Subsequent Event [Member]	May 04, 2013 2012 Equity Replacement Plan [Member]	Feb. 02, 2013 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 2012 Equity Replacement Plan [Member]	May 31, 2013 2012 Equity Replacement Plan [Member] Subsequent Event [Member]	Apr. 16, 2013 2012 Equity Replacement Plan [Member] Subsequent Event [Member]	May 04, 2013 Restricted stock [Member] 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 Restricted stock [Member] 2012 Equity Replacement Plan [Member] D
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Consecutive trading days						10				10	10
Shares received					1,331,548	1,331,548	1,331,548	748,159		1,331,548	1,331,548
Shares vested period										36 months	36 months
Common stock, price per share						$ 31.00	$ 31.00			$ 31.00	$ 31.00
Additional shares received						512,580			140,457	512,580	512,580
Common stock, value										$ 46.50	$ 46.50
Initial public offering price, per share			$ 24.00	$ 50.00						$ 24.00	$ 24.00
Mr. Friedman unvested stock at IPO	1,185,511	1,185,511
Restricted shares vested, issued					140,457	442,932	442,932
Non-cash compensation charge					$ 3.4	$ 12.5	$ 10.6	$ 26.5	$ 3.4